INTANGIBLE ASSETS (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(1,304)	(656)
Foreign exchange translation	(76)	5
Balance as at March 31, 2022, December 31, 2021	$11,647	12,376

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(1,929)	(656)
Foreign exchange translation	(602)	5
Balance as at June 30, 2022, December 31, 2021	$10,496	12,376

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Cost	$13,027	13,027
Accumulated amortization	(2,537)	(656)
Foreign exchange translation	(1,113)	5
Balance as at September 30, 2022, December 31, 2021	$9,378	12,376

As of December 31, 2021 (Audited)
Cost	$13,027
Accumulated amortization	(656)
Foreign exchange translation	5
Balance as at December 31, 2021	12,376